Cover	May 16, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2024
Entity File Number	001-37937
Entity Registrant Name	Xenetic Biosciences, Inc.
Entity Central Index Key	0001534525
Entity Tax Identification Number	45-2952962
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	945 Concord Street
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01701
City Area Code	(781)
Local Phone Number	778-7720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0. 001 Par Value Per Share [Member]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	XBIO
Security Exchange Name	NASDAQ
Purchase Warrants [Member]
Title of 12(b) Security	Purchase Warrants
Trading Symbol	XBIOW
Security Exchange Name	NASDAQ